Finance lease obligations (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of additional information about leasing activities for lessee [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Total minimum lease payments	$89,750	$13,720
Effect of discounting	(5,177)	(788)
Present value of minimum lease payments	84,573	12,932
Less: current portion	(18,327)	(3,172)
	66,246	9,760
Minimum payments under finance leases
Less than 12 months	20,186	3,508
13-36 months	40,253	6,667
37-60 months	29,311	3,545
More than 60 months	-	-

	$89,750	$13,720